Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 22,086	$ 20,253
Less: Accumulated depreciation	(12,915)	(7,854)
Property and equipment, net	9,171	12,399
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,914	8,707
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,451	8,929
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, Gross	1,636	1,577
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 1,085	$ 1,040